Convertible Promissory Notes (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of convertible promissory notes
	June 30, 2021	December 31, 2020
Convertible notes – principal	$5,346,934	$-
Convertible notes – discount	(326,667)	-
Convertible notes – interest	199,093	-
Convertible notes, net	$5,219,360	$-